Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Non-Redeemable Noncontrolling Interests in Subsidiaries
Balance at beginning of period at Dec. 31, 2009	$ 592	$ 2	$ 270	$ 371	$ (79)	$ 28
Balance (shares) at Dec. 31, 2009		160.0
Comprehensive income (loss):
Net income	270					3
Other comprehensive income (loss):
Currency translation adjustments	32				30	2
Unrealized gain (loss) from securities	(1)				(1)
Cash flow hedging gains (losses)	5				5
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	7				7
Total other comprehensive income (loss)	43				41	2
Total comprehensive income	313			267	41	5
Employee stock purchase and stock compensation plans	31		31
Employee stock purchase and stock compensation plans (in shares)		2
Repurchase of Company common stock	(20)		(20)
Repruchase of company common stock (in shares)		(2)
Balance at end of period at Dec. 31, 2010	916	2	281	638	(38)	33
Balance (shares) at Dec. 31, 2010		160.0
Comprehensive income (loss):
Net income	(189)					1
Other comprehensive income (loss):
Currency translation adjustments	(17)				(19)	2
Unrealized gain (loss) from securities	(1)				(1)
Cash flow hedging gains (losses)	(5)				(5)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	44				44
Total other comprehensive income (loss)	21				19	2
Total comprehensive income	(168)			(190)	19	3
Employee stock purchase and stock compensation plans	53		53
Employee stock purchase and stock compensation plans (in shares)		1
Repurchase of Company common stock	(70)		(70)
Repruchase of company common stock (in shares)		(3)
Dividends distribution to minority shareholder	(1)					(1)
Sale of redeemable noncontrolling interests	23		23
Balance at end of period at Dec. 31, 2011	753	2	287	448	(19)	35
Balance (shares) at Dec. 31, 2011	157.6	158.0
Comprehensive income (loss):
Net income	481
Other comprehensive income (loss):
Currency translation adjustments	(8)				(4)	(4)
Cash flow hedging gains (losses)	(10)				(10)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	(4)				(4)
Total other comprehensive income (loss)	(22)				(18)	(4)
Total comprehensive income	459			481	(18)	(4)
Employee stock purchase and stock compensation plans	71		71
Employee stock purchase and stock compensation plans (in shares)		5
Dividends distribution to minority shareholder	(1)					(1)
Balance at end of period at Dec. 31, 2012	$ 1,282	$ 2	$ 358	$ 929	$ (37)	$ 30
Balance (shares) at Dec. 31, 2012	162.8	163.0